Expense Example	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I 1 Year	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I 3 Years	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I 5 Years	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I 10 Years	Prospectus #2 Investor Class 1 Year	Prospectus #2 Investor Class 3 Years	Prospectus #2 Investor Class 5 Years	Prospectus #2 Investor Class 10 Years	Prospectus #2 Class C 1 Year	Prospectus #2 Class C 3 Years	Prospectus #2 Class C 5 Years	Prospectus #2 Class C 10 Years	Prospectus #2 Institutional Class 1 Year	Prospectus #2 Institutional Class 3 Years	Prospectus #2 Institutional Class 5 Years	Prospectus #2 Institutional Class 10 Years	Prospectus #2 Class R6 1 Year	Prospectus #2 Class R6 3 Years	Prospectus #2 Class R6 5 Years	Prospectus #2 Class R6 10 Years	Prospectus #3 Class A 1 Year	Prospectus #3 Class A 3 Years	Prospectus #3 Class A 5 Years	Prospectus #3 Class A 10 Years	Prospectus #3 Institutional Class 1 Year	Prospectus #3 Institutional Class 3 Years	Prospectus #3 Institutional Class 5 Years	Prospectus #3 Institutional Class 10 Years	Prospectus #3 Class R 1 Year	Prospectus #3 Class R 3 Years	Prospectus #3 Class R 5 Years	Prospectus #3 Class R 10 Years	Prospectus #3 Class R6 1 Year	Prospectus #3 Class R6 3 Years	Prospectus #3 Class R6 5 Years	Prospectus #3 Class R6 10 Years	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Institutional Class 1 Year	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Institutional Class 3 Years	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Institutional Class 5 Years	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Institutional Class 10 Years
USD ($)	88	744	1,425	3,245	158	490	845	1,845	333	718	1,230	2,448	132	412	713	1,568	123	384	665	1,466	647	815	997	1,524	51	176	311	707	102	333	583	1,299	48	166	295	670	48	151	263	591